PROPERTY, PLANT AND EQUIPMENT, NET (Property, Plant and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Total	$ 16,036	$ 13,307
Less: Accumulated depreciation	(6,360)	(4,721)
Property, Plant and Equipment, Net	9,676	8,586
Depreciation expenses from continuing operations	1,606	1,309	1,142
Depreciation expenses from discontinued operations		140	15
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	5,892	5,077
Electronic And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	7,604	6,020
Leasehold Improvement And Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Total	1,434	1,293
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,106	$ 917